May 5, 2006

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus BASIC U.S. Mortgage Securities Fund (the “Fund”)
1933 Act File No. 33-12660
1940 Act File No. 811-5074
CIK No. 811789

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2006.

Please address any comments or questions to the undersigned at (212) 922-6726.

Very truly yours, /s/ Shana Joseph Shana Joseph Paralegal

cc: Michael A. Rosenberg